ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Payable to Ambow Online (Note 27)	¥ 137,532		¥ 0
Business tax, VAT and others	41,437		75,444
Payable balance with indemnity by Xihua Group (Note 7(ii))	49,800		49,800
Accrual for rental	42,612		57,809
Payable to Zhenjiang Foreign Language School (Note 7(vi))	36,770		36,770
Accrued payroll and welfare	27,383		34,567
Payable to Jinghan Group (Note 7(vii))	0		25,959
Professional service fees payable	20,850		28,368
Receipt in advance	18,578		11,207
Amounts due to students	11,423		19,156
Lawsuit penalty payable	2,315		2,176
Employee reimbursement payable	0		6,927
Others	30,298		24,638
Total	¥ 418,998	$ 64,399	¥ 372,821